Schedule of Investments (unaudited) November 30, 2020	iShares® Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Eurozone ETF(a)	13,696,145	$588,112,466

Total Investment Companies — 99.7% (Cost: $590,767,036)		588,112,466

Total Investments in Securities — 99.7% (Cost: $590,767,036)		588,112,466

Other Assets, Less Liabilities — 0.3%		1,841,892

Net Assets — 100.0%		$589,954,358

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$84	$—
iShares MSCI Eurozone ETF	568,545,846	150,793,494		(182,890,142)	2,947,004	48,716,264	588,112,466	13,696,145	—	—

					$2,947,004	$48,716,264	$588,112,466		$84	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	11,134,000	USD	13,160,146	BOA	12/03/20	$121,354
EUR	29,222,000	USD	34,062,011	DB	12/03/20	796,261
EUR	6,410,000	USD	7,604,499	JPM	12/03/20	41,847
EUR	2,563,000	USD	3,020,516	UBS	12/03/20	36,830
EUR	1,314,000	USD	1,569,114	SSB	01/06/21	163
USD	515,017,231	EUR	430,032,943	BNP	01/06/21	1,439,943
USD	83,789,438	EUR	69,964,402	MS	01/06/21	232,751

						2,669,149

EUR	360,369,943	USD	431,083,535	BNP	12/03/20	(1,206,277)
EUR	6,563,000	USD	7,851,533	BOA	12/03/20	(22,677)
EUR	69,964,402	USD	83,693,265	MS	12/03/20	(234,292)
USD	4,538,145	EUR	3,816,000	BBP	12/03/20	(13,876)
USD	12,618,798	EUR	10,796,000	BOA	12/03/20	(259,510)
USD	462,125,881	EUR	396,464,943	CITI	12/03/20	(10,808,297)
USD	1,541,815	EUR	1,299,000	JPM	12/03/20	(7,733)
USD	81,548,737	EUR	69,964,402	MS	12/03/20	(1,910,236)
USD	1,536,707	EUR	1,296,000	SSB	12/03/20	(9,263)
USD	3,064,758	EUR	2,590,000	UBS	12/03/20	(24,795)

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Currency Hedged MSCI Eurozone ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	938,000	USD	1,120,746	BBP	01/06/21	$(517)

						(14,497,473)

	Net unrealized depreciation					$(11,828,324)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$588,112,466	$—	$—	$588,112,466

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,669,149	$—	$2,669,149
Liabilities
Forward Foreign Currency Exchange Contracts	—	(14,497,473)	—	(14,497,473)

	$—	$(11,828,324)	$—	$(11,828,324)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale

BNP	BNP Paribas SA

BOA	Bank of America N.A.

CITI	Citibank N.A.

DB	Deutsche Bank AG London

Currency Abbreviations

EUR	Euro

USD	United States Dollar

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

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